CAPITAL COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2024
CAPITAL COMMITMENTS
Schedule of capital commitments

	As at	As at
	December	December
	31, 2023	31, 2024
	USD’000	USD’000
Capital expenditure in respect of acquisition of property, plant and equipment contracted for but not provided in the consolidated financial statements	6,650	13,140